Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) employee	Dec. 31, 2020 GBP (£) employee	Dec. 31, 2019 GBP (£) employee
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Average number of full-time equivalent staff | employee	19,844	22,139	23,706
Property, plant and equipment	£ 1,555	£ 1,740
Expense relating to short-term leases	23	10	£ 13
Accumulated depreciation
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Property, plant and equipment	(1,932)	(2,275)	(2,137)
Impairment loss recognised in profit or loss	(97)	(24)
Accumulated depreciation | Branch and head office site closures
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Impairment loss recognised in profit or loss	88	0
Operating lease assets
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Depreciation, property, plant and equipment	81	92	103
Property, plant and equipment	595	542	574
Depreciation for lease assets	20	59	61
Operating lease assets	£ 119	£ 103	£ 153